PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.7%
Communication Services : 3.4%
8,226
(1)
Charter
Communications, Inc.
- Class A
$ 2,665,882
0.3
23,445
Electronic Arts, Inc.
3,362,951
0.3
20,131
Fox Corp. - Class A
852,145
0.1
11,603
Fox Corp. - Class B
450,196
0.0
21,543
(1)
Frontier
Communications
Parent, Inc.
765,423
0.1
6,528
(1)
IAC, Inc.
351,337
0.0
33,023  Interpublic Group of
Cos., Inc.
1,044,518
0.1
10,239  Iridium
Communications, Inc.
311,778
0.0
1,451
(1)
Liberty Broadband
Corp. - Class A
111,466
0.0
9,684
(1)
Liberty Broadband
Corp. - Class C
748,476
0.1
14,555
(1)
Liberty Global Ltd.
- Class A
307,256
0.0
14,041
(1)
Liberty Global Ltd.
- Class C
303,426
0.0
2,036
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
145,635
0.0
18,055
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
1,397,999
0.1
1,721
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
85,207
0.0
4,074
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
209,118
0.0
13,842
(1)
Live Nation
Entertainment, Inc.
1,515,561
0.2
1,631
(1)
Madison Square
Garden Sports Corp.
339,672
0.0
22,531
(1)
Match Group, Inc.
852,573
0.1
14,108  New York Times Co.
- Class A
785,392
0.1
33,356
News Corp. - Class A
888,270
0.1
9,974
News Corp. - Class B
278,773
0.0
2,734  Nexstar Media Group,
Inc.
452,067
0.0
16,969
Omnicom Group, Inc.
1,754,425
0.2
781
(2)
Paramount Global
- Class A
17,073
0.0
51,928  Paramount Global
- Class B
551,475
0.1
52,716
(1)
Pinterest, Inc. - Class A
1,706,417
0.2
6,173
Playtika Holding Corp.
48,890
0.0
44,792
(1)
ROBLOX Corp. - Class
A
1,982,494
0.2
11,089
(1)
Roku, Inc.
827,905
0.1
21,411  Sirius XM Holdings,
Inc.
506,370
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
15,115
(1)
Take-Two Interactive
Software, Inc.
$ 2,323,327
0.2
6,924
(1)
TKO Group Holdings,
Inc.
856,568
0.1
38,748
(1)
Trade Desk, Inc.
- Class A
4,248,718
0.4
9,468
(1)
TripAdvisor, Inc.
137,191
0.0
5,059
(1)(2)
Trump Media &
Technology Group
Corp.
81,298
0.0
212,790
(1)
Warner Bros
Discovery, Inc.
1,755,518
0.2
27,384
(1)
ZoomInfo
Technologies, Inc.
282,603
0.0
35,305,393
3.4
Consumer Discretionary : 11.1%
25,455
ADT, Inc.
184,040
0.0
5,223  Advance Auto Parts,
Inc.
203,645
0.0
5,100
(1)
Amer Sports, Inc.
81,345
0.0
23,871
(1)
Aptiv PLC
1,718,951
0.2
22,952
Aramark
888,931
0.1
2,227
(1)
AutoNation, Inc.
398,455
0.0
19,745  Bath & Body Works,
Inc.
630,260
0.1
18,895
Best Buy Co., Inc.
1,951,853
0.2
3,446
(1)
Birkenstock Holding
PLC
169,853
0.0
19,880
BorgWarner, Inc.
721,445
0.1
6,025
Boyd Gaming Corp.
389,516
0.0
5,057
(1)
Bright Horizons Family
Solutions, Inc.
708,637
0.1
5,924
Brunswick Corp.
496,550
0.0
5,558
(1)
Burlington Stores, Inc.
1,464,422
0.1
18,874
(1)
Caesars
Entertainment, Inc.
787,801
0.1
10,047
(1)
Capri Holdings Ltd.
426,395
0.0
13,780
(1)
CarMax, Inc.
1,066,296
0.1
87,481
(1)
Carnival Corp.
1,616,649
0.2
3,111
Carter's, Inc.
202,153
0.0
9,485
(1)
Carvana Co.
1,651,433
0.2
6,613
(1)
Cava Group, Inc.
819,020
0.1
2,446
(2)
Choice Hotels
International, Inc.
318,714
0.0
6,114
Churchill Downs, Inc.
826,674
0.1
2,918  Columbia Sportswear
Co.
242,748
0.0
101,534
(1)
Coupang, Inc.
2,492,660
0.2
5,218
(1)
Crocs, Inc.
755,619
0.1
25,999
D.R. Horton, Inc.
4,959,829
0.5
10,435  Darden Restaurants,
Inc.
1,712,697
0.2
13,297
(1)
Deckers Outdoor Corp.
2,120,207
0.2
4,907  Dick's Sporting Goods,
Inc.
1,024,091
0.1
270
Dillard's, Inc. - Class A
103,596
0.0
19,260
Dollar General Corp.
1,628,818
0.2
17,727
(1)
Dollar Tree, Inc.
1,246,563
0.1
3,048
Domino's Pizza, Inc.
1,311,067
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
39,690
(1)
DraftKings, Inc. - Class
A
$ 1,555,848
0.1
3,219
(1)
Duolingo, Inc.
907,822
0.1
9,577
(1)
Dutch Bros, Inc.
- Class A
306,751
0.0
44,370
eBay, Inc.
2,888,931
0.3
10,206
(1)
Etsy, Inc.
566,739
0.1
11,085
(1)
Expedia Group, Inc.
1,640,802
0.2
4,770
(1)
Five Below, Inc.
421,429
0.0
9,201
(1)
Floor & Decor
Holdings, Inc. - Class A
1,142,488
0.1
32,837
(1)(2)
GameStop Corp.
- Class A
752,952
0.1
17,612
Gap, Inc.
388,345
0.0
13,575
Garmin Ltd.
2,389,607
0.2
20,298
Gentex Corp.
602,648
0.1
12,191
Genuine Parts Co.
1,702,839
0.2
2,565
(1)
Grand Canyon
Education, Inc.
363,845
0.0
12,178
H&R Block, Inc.
773,912
0.1
10,619
Harley-Davidson, Inc.
409,150
0.0
12,190
Hasbro, Inc.
881,581
0.1
21,540  Hilton Worldwide
Holdings, Inc.
4,964,970
0.5
3,842  Hyatt Hotels Corp.
- Class A
584,752
0.1
9,692
Kohl's Corp.
204,501
0.0
31,021  Las Vegas Sands
Corp.
1,561,597
0.2
4,954
Lear Corp.
540,729
0.1
11,669
Leggett & Platt, Inc.
158,932
0.0
20,869
Lennar Corp. - Class A
3,912,520
0.4
984
Lennar Corp. - Class B
170,173
0.0
7,910
(1)
Light & Wonder, Inc.
717,674
0.1
2,378
Lithia Motors, Inc.
755,348
0.1
23,017
LKQ Corp.
918,839
0.1
77,887
(1)(2)
Lucid Group, Inc.
274,941
0.0
24,031
Macy's, Inc.
377,046
0.0
3,054  Marriott Vacations
Worldwide Corp.
224,408
0.0
29,661
(1)
Mattel, Inc.
565,042
0.1
20,482
(1)
MGM Resorts
International
800,641
0.1
4,597
(1)
Mohawk Industries,
Inc.
738,646
0.1
1,625
Murphy USA, Inc.
800,914
0.1
36,401
Newell Brands, Inc.
279,560
0.0
8,778
Nordstrom, Inc.
197,417
0.0
37,564
(1)
Norwegian Cruise Line
Holdings Ltd.
770,438
0.1
252
(1)
NVR, Inc.
2,472,574
0.2
5,349
(1)
Ollie's Bargain Outlet
Holdings, Inc.
519,923
0.0
13,220
(1)
Penn Entertainment,
Inc.
249,329
0.0
1,619  Penske Automotive
Group, Inc.
262,958
0.0
7,637
(1)
Planet Fitness, Inc.
- Class A
620,277
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,515
Polaris, Inc.
$ 375,829
0.0
3,267
Pool Corp.
1,231,006
0.1
18,090
PulteGroup, Inc.
2,596,458
0.3
4,861
PVH Corp.
490,135
0.0
31,172
(1)(2)
QuantumScape Corp.
179,239
0.0
3,525
Ralph Lauren Corp.
683,392
0.1
1,306
(1)
RH
436,766
0.0
72,129
(1)(2)
Rivian Automotive, Inc.
- Class A
809,287
0.1
28,844
Ross Stores, Inc.
4,341,310
0.4
20,784  Royal Caribbean
Cruises Ltd.
3,686,250
0.4
12,503  Service Corp.
International
986,862
0.1
5,808
SharkNinja, Inc.
631,388
0.1
11,550
(1)
Skechers USA, Inc.
- Class A
772,926
0.1
20,071
Tapestry, Inc.
942,936
0.1
14,723  Tempur Sealy
International, Inc.
803,876
0.1
5,844
Texas Roadhouse, Inc.
1,032,050
0.1
4,463
Thor Industries, Inc.
490,439
0.0
8,959
Toll Brothers, Inc.
1,384,076
0.1
2,783
(1)
TopBuild Corp.
1,132,152
0.1
9,456
Tractor Supply Co.
2,751,034
0.3
5,874
Travel + Leisure Co.
270,674
0.0
4,194
(1)
Ulta Beauty, Inc.
1,631,969
0.2
16,555
(1)
Under Armour, Inc.
- Class A
147,505
0.0
16,986
(1)
Under Armour, Inc.
- Class C
142,003
0.0
3,332
Vail Resorts, Inc.
580,734
0.1
30,704
VF Corp.
612,545
0.1
8,219
(1)
Wayfair, Inc. - Class A
461,743
0.0
15,137
Wendy's Co.
265,200
0.0
4,643
Whirlpool Corp.
496,801
0.0
11,156
Williams-Sonoma, Inc.
1,728,288
0.2
2,572
Wingstop, Inc.
1,070,158
0.1
6,739  Wyndham Hotels &
Resorts, Inc.
526,585
0.0
8,965
Wynn Resorts Ltd.
859,564
0.1
7,474
(1)
YETI Holdings, Inc.
306,658
0.0
24,702
Yum! Brands, Inc.
3,451,116
0.3
114,969,725
11.1
Consumer Staples : 4.7%
36,671  Albertsons Cos., Inc.
- Class A
677,680
0.1
41,804  Archer-Daniels-
Midland Co.
2,497,371
0.2
11,435
(1)
BellRing Brands, Inc.
694,333
0.1
11,562
(1)
BJ's Wholesale Club
Holdings, Inc.
953,634
0.1
778
(1)
Boston Beer Co., Inc.
- Class A
224,951
0.0
4,272  Brown-Forman Corp.
- Class A
205,398
0.0
15,120  Brown-Forman Corp.
- Class B
743,904
0.1
12,346
Bunge Global SA
1,193,117
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
16,849
Campbell Soup Co.
$ 824,253
0.1
3,244  Casey's General
Stores, Inc.
1,218,803
0.1
15,454
(1)
Celsius Holdings, Inc.
484,637
0.0
21,388  Church & Dwight Co.,
Inc.
2,239,751
0.2
10,882
Clorox Co.
1,772,787
0.2
529  Coca-Cola
Consolidated, Inc.
696,376
0.1
41,771
Conagra Brands, Inc.
1,358,393
0.1
33,430
(1)
Coty, Inc. - Class A
313,908
0.0
13,912
(1)
Darling Ingredients,
Inc.
516,970
0.1
4,711
(1)
e.l.f. Beauty, Inc.
513,640
0.1
16,445
Flowers Foods, Inc.
379,386
0.0
4,084
(1)
Freshpet, Inc.
558,569
0.1
48,954
General Mills, Inc.
3,615,253
0.3
8,504
(1)
Grocery Outlet Holding
Corp.
149,245
0.0
12,768
Hershey Co.
2,448,647
0.2
25,445
Hormel Foods Corp.
806,606
0.1
5,750
Ingredion, Inc.
790,222
0.1
9,046
JM Smucker Co.
1,095,471
0.1
22,982
Kellogg Co.
1,854,877
0.2
167,889
Kenvue, Inc.
3,883,273
0.4
58,166
Kroger Co.
3,332,912
0.3
12,627  Lamb Weston
Holdings, Inc.
817,472
0.1
15,100
(1)
Maplebear, Inc.
615,174
0.1
22,082
McCormick & Co., Inc.
1,817,349
0.2
15,360  Molson Coors
Beverage Co. - Class
B
883,507
0.1
13,394
(1)
Performance Food
Group Co.
1,049,688
0.1
3,619
(1)
Pilgrim's Pride Corp.
166,655
0.0
4,334
(1)
Post Holdings, Inc.
501,660
0.0
4,771  Reynolds Consumer
Products, Inc.
148,378
0.0
22
Seaboard Corp.
69,014
0.0
2,378  Spectrum Brands
Holdings, Inc.
226,243
0.0
43,669
Sysco Corp.
3,408,802
0.3
24,657  Tyson Foods, Inc.
- Class A
1,468,571
0.1
20,078
(1)
US Foods Holding
Corp.
1,234,797
0.1
62,831  Walgreens Boots
Alliance, Inc.
562,966
0.1
49,014,643
4.7
Energy : 4.9%
29,744  Antero Midstream
Corp.
447,647
0.0
25,455
(1)
Antero Resources
Corp.
729,286
0.1
31,755
APA Corp.
776,727
0.1
87,506
Baker Hughes Co.
3,163,342
0.3
20,134
Cheniere Energy, Inc.
3,620,899
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
11,518  Chesapeake Energy
Corp.
$ 947,355
0.1
5,422
Chord Energy Corp.
706,107
0.1
8,769
Civitas Resources, Inc.
444,325
0.0
65,034
Coterra Energy, Inc.
1,557,564
0.1
55,168
Devon Energy Corp.
2,158,172
0.2
16,535  Diamondback Energy,
Inc.
2,850,634
0.3
8,521
DT Midstream, Inc.
670,262
0.1
51,663
EQT Corp.
1,892,932
0.2
77,286
Halliburton Co.
2,245,158
0.2
24,492
Hess Corp.
3,326,014
0.3
13,840
HF Sinclair Corp.
616,849
0.1
169,962
Kinder Morgan, Inc.
3,754,461
0.4
49,012
Marathon Oil Corp.
1,305,190
0.1
10,314  Matador Resources
Co.
509,718
0.0
5,714
(2)
New Fortress Energy,
Inc.
51,940
0.0
34,553
NOV, Inc.
551,811
0.1
51,158
ONEOK, Inc.
4,662,029
0.4
23,081
Ovintiv, Inc.
884,233
0.1
57,359  Permian Resources
Corp.
780,656
0.1
20,804  Range Resources
Corp.
639,931
0.1
96,244
(1)
Southwestern Energy
Co.
684,295
0.1
19,264
Targa Resources Corp.
2,851,265
0.3
37,593
TechnipFMC PLC
986,064
0.1
1,646  Texas Pacific Land
Corp.
1,456,282
0.1
8,880
Viper Energy, Inc.
400,577
0.0
6,332  Weatherford
International PLC
537,713
0.0
106,700
Williams Cos., Inc.
4,870,855
0.5
51,080,293
4.9
Financials : 15.4%
2,749  Affiliated Managers
Group, Inc.
488,772
0.0
20,293
(1)
Affirm Holdings, Inc.
828,360
0.1
48,921
Aflac, Inc.
5,469,368
0.5
64,708
(2)
AGNC Investment
Corp.
676,846
0.1
23,030
Allstate Corp.
4,367,640
0.4
24,085
Ally Financial, Inc.
857,185
0.1
6,298  American Financial
Group, Inc.
847,711
0.1
8,784  Ameriprise Financial,
Inc.
4,126,811
0.4
43,862  Annaly Capital
Management, Inc.
880,310
0.1
31,625
(1)
Arch Capital Group
Ltd.
3,538,205
0.3
16,043  Ares Management
Corp. - Class A
2,500,141
0.2
18,923  Arthur J Gallagher &
Co.
5,324,365
0.5
4,564
Assurant, Inc.
907,597
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,556
Assured Guaranty Ltd.
$ 362,293
0.0
6,813  Axis Capital Holdings
Ltd.
542,383
0.0
64,793  Bank of New York
Mellon Corp.
4,656,025
0.4
9,326
Bank OZK
400,925
0.0
48,700
(1)
Block, Inc.
3,269,231
0.3
44,028
Blue Owl Capital, Inc.
852,382
0.1
1,991
BOK Financial Corp.
208,298
0.0
5,418
(1)
Brighthouse Financial,
Inc.
243,973
0.0
20,936
Brown & Brown, Inc.
2,168,970
0.2
19,190
Carlyle Group, Inc.
826,321
0.1
9,247  Cboe Global Markets,
Inc.
1,894,433
0.2
13,421  Cincinnati Financial
Corp.
1,826,867
0.2
39,585  Citizens Financial
Group, Inc.
1,625,756
0.2
1,926
CNA Financial Corp.
94,258
0.0
17,304
(1)
Coinbase Global, Inc.
- Class A
3,083,054
0.3
18,296  Columbia Banking
System, Inc.
477,709
0.0
11,634
Comerica, Inc.
696,993
0.1
10,454  Commerce
Bancshares, Inc.
620,968
0.1
22,433  Corebridge Financial,
Inc.
654,146
0.1
5,986
(1)
Corpay, Inc.
1,872,181
0.2
546
(1)
Credit Acceptance
Corp.
242,107
0.0
5,161  Cullen/Frost Bankers,
Inc.
577,309
0.1
21,922  Discover Financial
Services
3,075,437
0.3
12,092  East West Bancorp,
Inc.
1,000,492
0.1
28,638  Equitable Holdings,
Inc.
1,203,655
0.1
3,144  Evercore, Inc. - Class
A
796,501
0.1
3,772
Everest Re Group Ltd.
1,477,983
0.1
31,212
F.N.B. Corp.
440,401
0.0
3,334  FactSet Research
Systems, Inc.
1,533,140
0.1
22,747  Fidelity National
Financial, Inc.
1,411,679
0.1
49,280  Fidelity National
Information Services,
Inc.
4,127,200
0.4
59,864
Fifth Third Bancorp
2,564,574
0.2
8,768  First American
Financial Corp.
578,776
0.1
1,050  First Citizens
BancShares, Inc.
- Class A
1,932,997
0.2
11,177
First Hawaiian, Inc.
258,748
0.0
47,900
First Horizon Corp.
743,887
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
25,006  Franklin Resources,
Inc.
$ 503,871
0.0
22,314
Global Payments, Inc.
2,285,400
0.2
7,783
Globe Life, Inc.
824,298
0.1
3,132  Hanover Insurance
Group, Inc.
463,881
0.0
25,650  Hartford Financial
Services Group, Inc.
3,016,696
0.3
4,594
Houlihan Lokey, Inc.
725,944
0.1
126,565  Huntington
Bancshares, Inc.
1,860,505
0.2
9,252  Interactive Brokers
Group, Inc. - Class A
1,289,359
0.1
32,064
Invesco Ltd.
563,044
0.1
11,341  Janus Henderson
Group PLC
431,752
0.0
15,299  Jefferies Financial
Group, Inc.
941,653
0.1
5,315
Kemper Corp.
325,544
0.0
81,126
KeyCorp
1,358,860
0.1
1,930  Kinsale Capital Group,
Inc.
898,550
0.1
9,605
Lazard, Inc.
483,900
0.0
14,928
Lincoln National Corp.
470,381
0.0
15,697
Loews Corp.
1,240,848
0.1
6,526  LPL Financial
Holdings, Inc.
1,518,143
0.1
14,568
M&T Bank Corp.
2,594,852
0.2
1,125
(1)
Markel Corp.
1,764,652
0.2
3,241  MarketAxess Holdings,
Inc.
830,344
0.1
22,547  MGIC Investment
Corp.
577,203
0.1
2,342
Morningstar, Inc.
747,379
0.1
6,736
MSCI, Inc.
3,926,616
0.4
36,111
Nasdaq, Inc.
2,636,464
0.3
17,474
Northern Trust Corp.
1,573,184
0.1
278,976
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
3,808,022
0.4
21,786  Old Republic
International Corp.
771,660
0.1
9,904  OneMain Holdings,
Inc.
466,181
0.0
6,651  Pinnacle Financial
Partners, Inc.
651,598
0.1
6,259
Popular, Inc.
627,590
0.1
3,032
Primerica, Inc.
803,935
0.1
20,141  Principal Financial
Group, Inc.
1,730,112
0.2
7,872  Prosperity Bancshares,
Inc.
567,335
0.1
31,513  Prudential Financial,
Inc.
3,816,224
0.4
16,575  Raymond James
Financial, Inc.
2,029,775
0.2
80,538  Regions Financial
Corp.
1,878,952
0.2
5,757  Reinsurance Group of
America, Inc.
1,254,278
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,497  RenaissanceRe
Holdings Ltd.
$ 1,224,983
0.1
44,942
Rithm Capital Corp.
510,092
0.0
3,635
RLI Corp.
563,352
0.1
58,216
(1)
Robinhood Markets,
Inc. - Class A
1,363,419
0.1
12,145
(1)
Rocket Cos., Inc.
- Class A
233,063
0.0
8,979  Ryan Specialty
Holdings, Inc.
596,116
0.1
8,758
SEI Investments Co.
605,966
0.1
5,371
(1)(2)
Shift4 Payments, Inc.
- Class A
475,871
0.0
18,926
SLM Corp.
432,838
0.0
90,418
(1)(2)
SoFi Technologies, Inc.
710,685
0.1
27,456  Starwood Property
Trust, Inc.
559,553
0.1
26,423
State Street Corp.
2,337,643
0.2
8,711
Stifel Financial Corp.
817,963
0.1
34,598
Synchrony Financial
1,725,748
0.2
12,593  Synovus Financial
Corp.
560,011
0.1
19,229  T. Rowe Price Group,
Inc.
2,094,615
0.2
4,434
TFS Financial Corp.
57,021
0.0
38,880
(1)
Toast, Inc. - Class A
1,100,693
0.1
7,373
TPG, Inc.
424,390
0.0
10,175  Tradeweb Markets,
Inc. - Class A
1,258,342
0.1
16,191
Unum Group
962,393
0.1
8,277
UWM Holdings Corp.
70,520
0.0
7,116  Virtu Financial, Inc.
- Class A
216,753
0.0
8,892
(3)
Voya Financial, Inc.
704,424
0.1
25,758
W.R. Berkley Corp.
1,461,251
0.1
14,977  Webster Financial
Corp.
698,078
0.1
9,421  Western Alliance
Bancorp
814,822
0.1
3,587
(1)
WEX, Inc.
752,302
0.1
218  White Mountains
Insurance Group Ltd.
369,772
0.0
8,960  Willis Towers Watson
PLC
2,638,989
0.3
5,694  Wintrust Financial
Corp.
617,970
0.1
35,803
XP, Inc. - Class A
642,306
0.1
12,690
Zions Bancorp NA
599,222
0.1
159,615,514
15.4
Health Care : 10.2%
9,133
(1)
10X Genomics, Inc.
- Class A
206,223
0.0
7,985
(1)
Acadia Healthcare Co.,
Inc.
506,329
0.0
25,679  Agilent Technologies,
Inc.
3,812,818
0.4
6,569
(1)
Align Technology, Inc.
1,670,628
0.2
11,071
(1)
Alnylam
Pharmaceuticals, Inc.
3,044,857
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,812
(1)
Amedisys, Inc.
$ 271,386
0.0
14,561  AmerisourceBergen
Corp.
3,277,390
0.3
9,164
(1)
Apellis
Pharmaceuticals, Inc.
264,290
0.0
59,453
(1)
Avantor, Inc.
1,538,049
0.1
4,645
(1)
Azenta, Inc.
225,004
0.0
44,640  Baxter International,
Inc.
1,694,981
0.2
12,771
(1)
Biogen, Inc.
2,475,531
0.2
16,552
(1)
BioMarin
Pharmaceutical, Inc.
1,163,440
0.1
1,694
(1)
Bio-Rad Laboratories,
Inc. - Class A
566,778
0.1
13,615
Bio-Techne Corp.
1,088,247
0.1
9,569
Bruker Corp.
660,835
0.1
21,353
Cardinal Health, Inc.
2,359,933
0.2
15,864
(1)
Catalent, Inc.
960,882
0.1
46,101
(1)
Centene Corp.
3,470,483
0.3
10,554
(1)
Certara, Inc.
123,587
0.0
4,477
(1)
Charles River
Laboratories
International, Inc.
881,835
0.1
1,301
Chemed Corp.
781,862
0.1
17,109
(1)
Cooper Cos., Inc.
1,887,807
0.2
4,425
(1)
DaVita, Inc.
725,390
0.1
17,712  DENTSPLY SIRONA,
Inc.
479,287
0.0
35,092
(1)
Dexcom, Inc.
2,352,568
0.2
10,752
(1)
Doximity, Inc. - Class A
468,465
0.0
43,200
(1)
Elanco Animal Health,
Inc.
634,608
0.1
8,684  Encompass Health
Corp.
839,222
0.1
4,772
(1)
Enovis Corp.
205,435
0.0
15,079
(1)
Envista Holdings Corp.
297,961
0.0
15,990
(1)
Exact Sciences Corp.
1,089,239
0.1
25,119
(1)
Exelixis, Inc.
651,838
0.1
7,849
(1)
Fortrea Holdings, Inc.
156,980
0.0
38,696  GE HealthCare
Technologies, Inc.
3,631,620
0.3
9,825
(1)
Globus Medical, Inc.
- Class A
702,880
0.1
2,330
(1)(2)
GRAIL, Inc.
32,061
0.0
11,210
(1)
Henry Schein, Inc.
817,209
0.1
20,046
(1)
Hologic, Inc.
1,632,947
0.2
10,569
Humana, Inc.
3,347,625
0.3
7,227
(1)
IDEXX Laboratories,
Inc.
3,651,225
0.4
13,965
(1)
Illumina, Inc.
1,821,176
0.2
13,939
(1)
Incyte Corp.
921,368
0.1
2,567
(1)
Inspire Medical
Systems, Inc.
541,765
0.1
6,122
(1)
Insulet Corp.
1,424,895
0.1
9,032
(1)
Intra-Cellular
Therapies, Inc.
660,871
0.1
13,730
(1)
Ionis Pharmaceuticals,
Inc.
550,024
0.1
15,802
(1)
IQVIA Holdings, Inc.
3,744,600
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,395
(1)
Jazz Pharmaceuticals
PLC
$ 601,057
0.1
7,368
Labcorp Holdings, Inc.
1,646,601
0.2
3,759
(1)
Masimo Corp.
501,187
0.0
2,227
(1)
Medpace Holdings,
Inc.
743,373
0.1
1,850
(1)
Mettler-Toledo
International, Inc.
2,774,445
0.3
5,091
(1)
Molina Healthcare, Inc.
1,754,155
0.2
9,921
(1)
Natera, Inc.
1,259,471
0.1
8,742
(1)
Neurocrine
Biosciences, Inc.
1,007,253
0.1
22,575
Organon & Co.
431,860
0.0
3,235
(1)
Penumbra, Inc.
628,593
0.1
11,892
Perrigo Co. PLC
311,927
0.0
9,128
(2)
Premier, Inc. - Class A
182,560
0.0
19,585
QIAGEN N.V.
892,488
0.1
9,730
Quest Diagnostics, Inc.
1,510,582
0.1
4,730
(1)
QuidelOrtho Corp.
215,688
0.0
13,765
(1)
R1 RCM, Inc.
195,050
0.0
4,889
(1)
Repligen Corp.
727,581
0.1
12,747
ResMed, Inc.
3,111,798
0.3
10,784
Revvity, Inc.
1,377,656
0.1
37,286
(1)
Roivant Sciences Ltd.
430,280
0.0
34,304  Royalty Pharma PLC
- Class A
970,460
0.1
7,938
(1)
Sarepta Therapeutics,
Inc.
991,377
0.1
12,151
(1)
Solventum Corp.
847,168
0.1
13,218
(1)
Sotera Health Co.
220,741
0.0
8,640
STERIS PLC
2,095,546
0.2
4,128
Teleflex, Inc.
1,020,937
0.1
8,336
(1)
Tenet Healthcare Corp.
1,385,443
0.1
7,900
(1)
Ultragenyx
Pharmaceutical, Inc.
438,845
0.0
3,828
(1)
United Therapeutics
Corp.
1,371,764
0.1
5,073  Universal Health
Services, Inc. - Class B
1,161,768
0.1
12,930
(1)
Veeva Systems, Inc.
- Class A
2,713,619
0.3
104,036
Viatris, Inc.
1,207,858
0.1
9,229
(1)
Viking Therapeutics,
Inc.
584,288
0.1
5,166
(1)
Waters Corp.
1,859,192
0.2
6,364  West Pharmaceutical
Services, Inc.
1,910,218
0.2
17,924  Zimmer Biomet
Holdings, Inc.
1,934,896
0.2
105,332,159
10.2
Industrials : 16.9%
10,534
A.O. Smith Corp.
946,269
0.1
5,993
AAON, Inc.
646,285
0.1
2,702
Acuity Brands, Inc.
744,104
0.1
6,145  Advanced Drainage
Systems, Inc.
965,748
0.1
11,897
AECOM
1,228,603
0.1
5,461
AGCO Corp.
534,413
0.0
9,151
Air Lease Corp.
414,449
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,011
(1)
Alaska Air Group, Inc.
$ 497,807
0.0
7,666
Allegion PLC
1,117,243
0.1
7,669  Allison Transmission
Holdings, Inc.
736,761
0.1
10,928
(1)
Amentum Holdings,
Inc.
352,428
0.0
8,800
AMERCO
633,600
0.1
57,440
(1)(2)
American Airlines
Group, Inc.
645,626
0.1
20,240
AMETEK, Inc.
3,475,410
0.3
19,957
(1)
API Group Corp.
658,980
0.1
3,812  Armstrong World
Industries, Inc.
501,011
0.0
1,509  Avis Budget Group,
Inc.
132,173
0.0
6,294
(1)
Axon Enterprise, Inc.
2,515,082
0.2
12,597
(1)
AZEK Co., Inc.
589,540
0.1
11,224  Booz Allen Hamilton
Holding Corp.
1,826,818
0.2
10,520
(1)
Builders FirstSource,
Inc.
2,039,407
0.2
8,000  BWX Technologies,
Inc.
869,600
0.1
1,937
(1)
CACI International, Inc.
- Class A
977,333
0.1
4,035
Carlisle Cos., Inc.
1,814,741
0.2
13,202
(1)
Ceridian HCM Holding,
Inc.
808,623
0.1
10,179  CH Robinson
Worldwide, Inc.
1,123,456
0.1
35,819
(1)
Clarivate PLC
254,315
0.0
4,463
(1)
Clean Harbors, Inc.
1,078,752
0.1
76,608
CNH Industrial NV
850,349
0.1
3,081  Comfort Systems USA,
Inc.
1,202,668
0.1
16,816
(1)
Core & Main, Inc.
- Class A
746,630
0.1
35,582
(1)
CoStar Group, Inc.
2,684,306
0.3
4,291
Crane Co.
679,180
0.1
4,301
Crane Holdings Co.
241,286
0.0
11,978
Cummins, Inc.
3,878,357
0.4
3,347
Curtiss-Wright Corp.
1,100,125
0.1
56,472
Delta Air Lines, Inc.
2,868,213
0.3
10,537
Donaldson Co., Inc.
776,577
0.1
12,021
Dover Corp.
2,304,907
0.2
26,539  Dun & Bradstreet
Holdings, Inc.
305,464
0.0
4,075
EMCOR Group, Inc.
1,754,410
0.2
10,769
Equifax, Inc.
3,164,578
0.3
4,962
Esab Corp.
527,510
0.0
12,374  Expeditors
International of
Washington, Inc.
1,625,944
0.2
50,184
Fastenal Co.
3,584,141
0.3
17,736  Ferguson Enterprises,
Inc.
3,521,838
0.3
11,523
Flowserve Corp.
595,624
0.1
30,848
Fortive Corp.
2,434,833
0.2
10,793  Fortune Brands
Innovations, Inc.
966,297
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,086
(1)
FTI Consulting, Inc.
$ 702,250
0.1
17,983
(1)
Gates Industrial Corp.
PLC
315,602
0.0
5,160
(1)
Generac Holdings, Inc.
819,821
0.1
15,414
Genpact Ltd.
604,383
0.1
14,661
Graco, Inc.
1,282,984
0.1
10,301
(1)
GXO Logistics, Inc.
536,373
0.1
12,510
(1)
Hayward Holdings, Inc.
191,903
0.0
3,863
HEICO Corp.
1,010,097
0.1
7,119
HEICO Corp. - Class A
1,450,567
0.1
7,132
Hexcel Corp.
440,972
0.0
35,524  Howmet Aerospace,
Inc.
3,561,281
0.3
4,694
Hubbell, Inc.
2,010,675
0.2
3,461  Huntington Ingalls
Industries, Inc.
915,019
0.1
6,640
IDEX Corp.
1,424,280
0.1
35,381
Ingersoll Rand, Inc.
3,472,999
0.3
7,221
ITT, Inc.
1,079,612
0.1
10,928
Jacobs Solutions, Inc.
1,430,475
0.1
7,186  JB Hunt Transport
Services, Inc.
1,238,363
0.1
11,679
KBR, Inc.
760,653
0.1
5,090
(1)
Kirby Corp.
623,169
0.1
13,731  Knight-Swift
Transportation
Holdings, Inc.
740,787
0.1
16,603  L3Harris Technologies,
Inc.
3,949,356
0.4
3,121
Landstar System, Inc.
589,463
0.1
11,818
Leidos Holdings, Inc.
1,926,334
0.2
2,810  Lennox International,
Inc.
1,698,055
0.2
4,837  Lincoln Electric
Holdings, Inc.
928,801
0.1
926
(1)(2)
Loar Holdings, Inc.
69,070
0.0
31,679
(1)
Lyft, Inc. - Class A
403,907
0.0
4,131
ManpowerGroup, Inc.
303,711
0.0
19,290
Masco Corp.
1,619,203
0.2
5,498
(1)
MasTec, Inc.
676,804
0.1
17,822  MDU Resources
Group, Inc.
488,501
0.0
4,672
(1)
Middleby Corp.
650,015
0.1
3,247
MSA Safety, Inc.
575,823
0.1
4,027  MSC Industrial Direct
Co., Inc. - Class A
346,564
0.0
4,974
Nordson Corp.
1,306,322
0.1
14,479
nVent Electric PLC
1,017,295
0.1
17,221  Old Dominion Freight
Line, Inc.
3,420,779
0.3
5,724
Oshkosh Corp.
573,602
0.1
35,418
Otis Worldwide Corp.
3,681,347
0.4
7,562
Owens Corning
1,334,844
0.1
4,014
(1)
Parsons Corp.
416,172
0.0
6,369
(1)
Paycor HCM, Inc.
90,376
0.0
14,472
Pentair PLC
1,415,217
0.1
12,734
Quanta Services, Inc.
3,796,642
0.4
16,050
RB Global, Inc.
1,291,865
0.1
2,494
(1)
RBC Bearings, Inc.
746,654
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,818
Regal Rexnord Corp.
$ 965,090
0.1
8,867  Robert Half
International, Inc.
597,724
0.1
10,048  Rockwell Automation,
Inc.
2,697,486
0.3
24,494
Rollins, Inc.
1,238,907
0.1
3,729
Ryder System, Inc.
543,688
0.1
2,321
(1)
Saia, Inc.
1,014,880
0.1
4,119  Schneider National,
Inc. - Class B
117,556
0.0
4,484  Science Applications
International Corp.
624,487
0.1
13,112  Sensata Technologies
Holding PLC
470,196
0.0
3,719  Simpson
Manufacturing Co., Inc.
711,333
0.1
3,913
(1)
SiteOne Landscape
Supply, Inc.
590,511
0.1
4,535
Snap-on, Inc.
1,313,835
0.1
52,372
Southwest Airlines Co.
1,551,782
0.1
10,175
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
330,789
0.0
18,838  SS&C Technologies
Holdings, Inc.
1,397,968
0.1
13,472  Stanley Black &
Decker, Inc.
1,483,671
0.1
8,088
(1)
Stericycle, Inc.
493,368
0.0
23,357
Tetra Tech, Inc.
1,101,516
0.1
16,382
Textron, Inc.
1,451,118
0.1
5,670
Timken Co.
477,924
0.0
9,163
Toro Co.
794,707
0.1
17,010
TransUnion
1,780,947
0.2
9,511
(1)
Trex Co., Inc.
633,242
0.1
676
(1)
U-Haul Holding Co.
52,377
0.0
28,697
(1)
United Airlines
Holdings, Inc.
1,637,451
0.2
5,825
United Rentals, Inc.
4,716,677
0.5
1,746
Valmont Industries, Inc.
506,253
0.0
21,651
Veralto Corp.
2,421,881
0.2
12,487
Verisk Analytics, Inc.
3,346,017
0.3
31,385  Vertiv Holdings Co.
- Class A
3,122,494
0.3
11,537
Vestis Corp.
171,901
0.0
3,031
Watsco, Inc.
1,490,888
0.1
3,827  WESCO International,
Inc.
642,859
0.1
15,335  Westinghouse Air
Brake Technologies
Corp.
2,787,443
0.3
16,206
(1)
WillScot Mobile Mini
Holdings Corp.
609,346
0.1
5,269
Woodward, Inc.
903,686
0.1
3,815
WW Grainger, Inc.
3,963,060
0.4
10,020
(1)
XPO, Inc.
1,077,250
0.1
21,184
Xylem, Inc.
2,860,476
0.3
174,563,585
16.9
Information Technology : 13.4%
13,197
(1)
Akamai Technologies,
Inc.
1,332,237
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
10,766
(1)
Allegro MicroSystems,
Inc.
$ 250,848
0.0
10,039
Amdocs Ltd.
878,212
0.1
9,893
Amkor Technology, Inc.
302,726
0.0
7,648
(1)
ANSYS, Inc.
2,436,882
0.2
1,986
(1)
Appfolio, Inc. - Class A
467,504
0.0
22,993
(1)
AppLovin Corp. - Class
A
3,001,736
0.3
4,654
(1)
Arrow Electronics, Inc.
618,191
0.1
2,360
(1)
Aspen Technology, Inc.
563,615
0.1
1,933
(1)(2)
Astera Labs, Inc.
101,270
0.0
7,878
Avnet, Inc.
427,854
0.0
12,297  Bentley Systems, Inc.
- Class B
624,811
0.1
8,987
(1)
BILL Holdings, Inc.
474,154
0.1
10,265  Broadridge Financial
Solutions, Inc.
2,207,283
0.2
39,630
(1)
CCC Intelligent
Solutions Holdings,
Inc.
437,911
0.0
11,778
CDW Corp.
2,665,361
0.3
12,630
(1)
Ciena Corp.
777,882
0.1
4,718
(1)
Cirrus Logic, Inc.
586,023
0.1
26,288
(1)
Cloudflare, Inc. - Class
A
2,126,436
0.2
15,083
Cognex Corp.
610,862
0.1
43,636  Cognizant Technology
Solutions Corp. - Class
A
3,367,826
0.3
11,587
(1)
Coherent Corp.
1,030,200
0.1
4,121
Concentrix Corp.
211,201
0.0
21,700
(1)
Confluent, Inc. - Class
A
442,246
0.0
67,195
Corning, Inc.
3,033,854
0.3
26,206
(1)
Datadog, Inc. - Class A
3,015,262
0.3
17,809
(1)
DocuSign, Inc.
1,105,761
0.1
5,129  Dolby Laboratories,
Inc. - Class A
392,522
0.0
12,716
(1)
DoubleVerify Holdings,
Inc.
214,137
0.0
21,117
(1)
Dropbox, Inc. - Class A
537,005
0.1
15,676
(1)
DXC Technology Co.
325,277
0.0
25,847
(1)
Dynatrace, Inc.
1,382,039
0.1
7,140
(1)
Elastic NV
548,066
0.1
11,550
(1)
Enphase Energy, Inc.
1,305,381
0.1
13,199
Entegris, Inc.
1,485,283
0.1
4,875
(1)
EPAM Systems, Inc.
970,271
0.1
3,792
(1)
Euronet Worldwide,
Inc.
376,280
0.0
5,120
(1)
F5, Inc.
1,127,424
0.1
2,080
(1)
Fair Isaac Corp.
4,042,522
0.4
9,346
(1)
First Solar, Inc.
2,331,266
0.2
6,430
(1)
Five9, Inc.
184,734
0.0
6,608
(1)
Gartner, Inc.
3,348,670
0.3
47,652
Gen Digital, Inc.
1,307,094
0.1
10,397
(1)
Gitlab, Inc. - Class A
535,861
0.1
8,628
(1)(2)
GLOBALFOUNDRIES,
Inc.
347,277
0.0
3,690
(1)
Globant SA
731,137
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,394
(1)
GoDaddy, Inc. - Class
A
$ 1,943,131
0.2
7,174
(1)
Guidewire Software,
Inc.
1,312,412
0.1
12,364
(1)
HashiCorp, Inc. - Class
A
418,645
0.0
113,750  Hewlett Packard
Enterprise Co.
2,327,325
0.2
85,744
HP, Inc.
3,075,637
0.3
4,284
(1)
HubSpot, Inc.
2,277,374
0.2
5,670
(1)
Informatica, Inc.
- Class A
143,338
0.0
2,419
(1)
IPG Photonics Corp.
179,780
0.0
9,685
Jabil, Inc.
1,160,554
0.1
6,357  Jack Henry &
Associates, Inc.
1,122,265
0.1
28,548
Juniper Networks, Inc.
1,112,801
0.1
15,276
(1)
Keysight Technologies,
Inc.
2,427,815
0.2
19,950
(1)
Kyndryl Holdings, Inc.
458,451
0.0
11,950
(1)
Lattice Semiconductor
Corp.
634,186
0.1
2,142
Littelfuse, Inc.
568,166
0.1
5,856
(1)
Lumentum Holdings,
Inc.
371,153
0.0
4,895
(1)
MACOM Technology
Solutions Holdings,
Inc.
544,618
0.1
5,369
(1)
Manhattan Associates,
Inc.
1,510,729
0.2
46,488  Microchip Technology,
Inc.
3,732,522
0.4
13,728
(1)(2)
MicroStrategy, Inc.
- Class A
2,314,541
0.2
5,867
MKS Instruments, Inc.
637,802
0.1
6,188
(1)
MongoDB, Inc.
1,672,926
0.2
4,117  Monolithic Power
Systems, Inc.
3,806,167
0.4
7,241
(1)
nCino, Inc.
228,743
0.0
18,062
NetApp, Inc.
2,230,838
0.2
21,286
(1)
Nutanix, Inc. - Class A
1,261,195
0.1
13,988
(1)
Okta, Inc.
1,039,868
0.1
37,636
(1)
ON Semiconductor
Corp.
2,732,750
0.3
4,293
(1)
Onto Innovation, Inc.
891,055
0.1
176,394
(1)
Palantir Technologies,
Inc. - Class A
6,561,857
0.6
28,195
Paychex, Inc.
3,783,487
0.4
4,463
Paycom Software, Inc.
743,402
0.1
3,847
(1)
Paylocity Holding
Corp.
634,640
0.1
3,912
Pegasystems, Inc.
285,928
0.0
9,239
(1)
Procore Technologies,
Inc.
570,231
0.1
10,377
(1)
PTC, Inc.
1,874,709
0.2
26,907
(1)
Pure Storage, Inc.
- Class A
1,351,808
0.1
8,296
(1)
Qorvo, Inc.
856,977
0.1
7,210
(1)
RingCentral, Inc.
- Class A
228,052
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
24,088
(1)
SentinelOne, Inc.
- Class A
$ 576,185
0.1
14,079  Skyworks Solutions,
Inc.
1,390,583
0.1
11,720
(1)
Smartsheet, Inc.
- Class A
648,819
0.1
4,343
(1)
Super Micro Computer,
Inc.
1,808,425
0.2
6,614
TD SYNNEX Corp.
794,209
0.1
4,058
(1)
Teledyne Technologies,
Inc.
1,776,024
0.2
8,515
(1)
Teradata Corp.
258,345
0.0
13,691
Teradyne, Inc.
1,833,636
0.2
21,347
(1)
Trimble, Inc.
1,325,435
0.1
14,964
(1)
Twilio, Inc. - Class A
975,952
0.1
3,716
(1)
Tyler Technologies,
Inc.
2,169,104
0.2
365
Ubiquiti, Inc.
80,928
0.0
38,917
(1)
UiPath, Inc. - Class A
498,138
0.1
26,100
(1)(2)
Unity Software, Inc.
590,382
0.1
4,093  Universal Display
Corp.
859,121
0.1
7,411
(1)
VeriSign, Inc.
1,407,794
0.1
13,551
Vontier Corp.
457,211
0.0
28,603
(1)
Western Digital Corp.
1,953,299
0.2
29,669
Western Union Co.
353,951
0.0
10,922
(1)(2)
Wolfspeed, Inc.
105,943
0.0
4,483
(1)
Zebra Technologies
Corp. - Class A
1,660,145
0.2
23,115
(1)
Zoom Video
Communications, Inc.
- Class A
1,612,040
0.2
8,025
(1)
Zscaler, Inc.
1,371,793
0.1
138,125,734
13.4
Materials : 6.0%
10,283
(2)
Albemarle Corp.
973,903
0.1
21,988
Alcoa Corp.
848,297
0.1
126,077
Amcor PLC
1,428,452
0.1
5,786
AptarGroup, Inc.
926,859
0.1
4,382
Ashland, Inc.
381,103
0.0
10,827
(1)
ATI, Inc.
724,435
0.1
7,023
Avery Dennison Corp.
1,550,398
0.2
19,327
(1)
Axalta Coating
Systems Ltd.
699,444
0.1
26,910
Ball Corp.
1,827,458
0.2
10,038  Berry Global Group,
Inc.
682,383
0.1
9,562
Celanese Corp.
1,300,050
0.1
15,978  CF Industries
Holdings, Inc.
1,370,912
0.1
13,082
Chemours Co.
265,826
0.0
40,383
(1)
Cleveland-Cliffs, Inc.
515,691
0.1
61,326
Corteva, Inc.
3,605,356
0.4
10,248
Crown Holdings, Inc.
982,578
0.1
61,703
Dow, Inc.
3,370,835
0.3
36,664  DuPont de Nemours,
Inc.
3,267,129
0.3
2,916
Eagle Materials, Inc.
838,787
0.1
10,251
Eastman Chemical Co.
1,147,599
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
19,638
Element Solutions, Inc.
$ 533,368
0.1
10,927
FMC Corp.
720,526
0.1
26,031  Graphic Packaging
Holding Co.
770,257
0.1
14,339
Huntsman Corp.
347,004
0.0
22,416  International Flavors &
Fragrances, Inc.
2,352,111
0.2
30,367
International Paper Co.
1,483,428
0.1
5,653
Louisiana-Pacific Corp.
607,471
0.1
22,821  LyondellBasell
Industries NV - Class A
2,188,534
0.2
5,374  Martin Marietta
Materials, Inc.
2,892,556
0.3
28,075
Mosaic Co.
751,849
0.1
11,493
(1)(2)
MP Materials Corp.
202,852
0.0
590
NewMarket Corp.
325,615
0.0
21,015
Nucor Corp.
3,159,395
0.3
10,279
Olin Corp.
493,186
0.1
7,771  Packaging Corp. of
America
1,673,873
0.2
20,488
PPG Industries, Inc.
2,713,841
0.3
5,005  Reliance Steel &
Aluminum Co.
1,447,496
0.1
5,763
Royal Gold, Inc.
808,549
0.1
11,142
RPM International, Inc.
1,348,182
0.1
3,727
Scotts Miracle-Gro Co.
323,131
0.0
12,765
Sealed Air Corp.
463,370
0.0
7,272
Silgan Holdings, Inc.
381,780
0.0
45,315
Smurfit WestRock PLC
2,239,467
0.2
8,593
Sonoco Products Co.
469,436
0.0
13,028
Steel Dynamics, Inc.
1,642,570
0.2
19,552  United States Steel
Corp.
690,772
0.1
11,334
(1)
Valvoline, Inc.
474,328
0.0
11,601
Vulcan Materials Co.
2,905,238
0.3
2,942
Westlake Corp.
442,153
0.0
61,559,833
6.0
Real Estate : 7.9%
8,690
Agree Realty Corp.
654,618
0.1
15,184  Alexandria Real Estate
Equities, Inc.
1,803,100
0.2
29,594  American Homes 4
Rent - Class A
1,136,114
0.1
24,935  Americold Realty Trust,
Inc.
704,912
0.1
12,436  AvalonBay
Communities, Inc.
2,801,209
0.3
13,765
Boston Properties, Inc.
1,107,532
0.1
26,294  Brixmor Property
Group, Inc.
732,551
0.1
9,070
Camden Property Trust
1,120,417
0.1
26,817
(1)
CBRE Group, Inc.
- Class A
3,338,180
0.3
13,292  Cousins Properties,
Inc.
391,848
0.0
38,114
Crown Castle, Inc.
4,521,464
0.4
19,611
CubeSmart
1,055,660
0.1
28,313  Digital Realty Trust,
Inc.
4,581,893
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,238  EastGroup Properties,
Inc.
$ 791,743
0.1
6,556
EPR Properties
321,506
0.0
16,152  Equity LifeStyle
Properties, Inc.
1,152,284
0.1
33,112
Equity Residential
2,465,520
0.2
5,596  Essex Property Trust,
Inc.
1,653,170
0.2
18,335  Extra Space Storage,
Inc.
3,303,784
0.3
7,232  Federal Realty
Investment Trust
831,463
0.1
11,588  First Industrial Realty
Trust, Inc.
648,696
0.1
22,830  Gaming and Leisure
Properties, Inc.
1,174,604
0.1
33,362  Healthcare Realty
Trust, Inc.
605,520
0.1
61,239  Healthpeak Properties,
Inc.
1,400,536
0.1
9,151  Highwoods Properties,
Inc.
306,650
0.0
61,092  Host Hotels & Resorts,
Inc.
1,075,219
0.1
2,717
(1)
Howard Hughes
Holdings, Inc.
210,377
0.0
53,645
Invitation Homes, Inc.
1,891,523
0.2
25,523
Iron Mountain, Inc.
3,032,898
0.3
4,142
(1)
Jones Lang LaSalle,
Inc.
1,117,553
0.1
10,255
Kilroy Realty Corp.
396,869
0.0
57,742
Kimco Realty Corp.
1,340,769
0.1
7,632  Lamar Advertising Co.
- Class A
1,019,635
0.1
5,401
Lineage, Inc.
423,330
0.0
52,087  Medical Properties
Trust, Inc.
304,709
0.0
10,179  Mid-America
Apartment
Communities, Inc.
1,617,443
0.2
15,905  National Retail
Properties, Inc.
771,233
0.1
6,024  National Storage
Affiliates Trust
290,357
0.0
21,626  Omega Healthcare
Investors, Inc.
880,178
0.1
18,223  Park Hotels & Resorts,
Inc.
256,944
0.0
12,963
Rayonier, Inc.
417,149
0.0
76,414
Realty Income Corp.
4,846,176
0.5
16,112  Regency Centers
Corp.
1,163,770
0.1
18,901  Rexford Industrial
Realty, Inc.
950,909
0.1
9,407  SBA Communications
Corp.
2,264,265
0.2
302
(1)(2)
Seaport Entertainment
Group, Inc.
8,281
0.0
28,364  Simon Property Group,
Inc.
4,794,083
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
15,878
STAG Industrial, Inc.
$ 620,671
0.1
10,811
Sun Communities, Inc.
1,461,107
0.2
28,775
UDR, Inc.
1,304,659
0.1
35,352
Ventas, Inc.
2,267,124
0.2
91,394
VICI Properties, Inc.
3,044,334
0.3
15,378
Vornado Realty Trust
605,893
0.1
63,903
Weyerhaeuser Co.
2,163,756
0.2
18,993
WP Carey, Inc.
1,183,264
0.1
4,127
(1)
Zillow Group, Inc.
- Class A
255,585
0.0
13,901
(1)
Zillow Group, Inc.
- Class C
887,579
0.1
81,472,616
7.9
Utilities : 5.8%
62,160
AES Corp.
1,246,930
0.1
22,461
Alliant Energy Corp.
1,363,158
0.1
23,325
Ameren Corp.
2,040,005
0.2
17,099  American Water Works
Co., Inc.
2,500,558
0.2
13,186
Atmos Energy Corp.
1,829,030
0.2
6,224
Avangrid, Inc.
222,757
0.0
11,857
(2)
Brookfield Renewable
Corp. - Class A
387,250
0.0
55,531  CenterPoint Energy,
Inc.
1,633,722
0.2
3,040  Clearway Energy, Inc.
- Class A
86,549
0.0
7,191  Clearway Energy, Inc.
- Class C
220,620
0.0
26,090
CMS Energy Corp.
1,842,737
0.2
30,363  Consolidated Edison,
Inc.
3,161,699
0.3
18,123
DTE Energy Co.
2,327,174
0.2
33,350
Edison International
2,904,452
0.3
18,688
Entergy Corp.
2,459,528
0.2
22,096
Essential Utilities, Inc.
852,243
0.1
19,520
Evergy, Inc.
1,210,435
0.1
30,789
Eversource Energy
2,095,191
0.2
87,722
Exelon Corp.
3,557,127
0.3
50,472
FirstEnergy Corp.
2,238,433
0.2
4,437
IDACORP, Inc.
457,410
0.0
7,994
National Fuel Gas Co.
484,516
0.1
39,313
NiSource, Inc.
1,362,196
0.1
18,199
NRG Energy, Inc.
1,657,929
0.2
17,541
OGE Energy Corp.
719,532
0.1
187,416
PG&E Corp.
3,705,214
0.4
9,951  Pinnacle West Capital
Corp.
881,559
0.1
64,743
PPL Corp.
2,141,698
0.2
43,719  Public Service
Enterprise Group, Inc.
3,900,172
0.4
18,413
UGI Corp.
460,693
0.1
30,202
Vistra Corp.
3,580,145
0.4
27,727  WEC Energy Group,
Inc.
2,666,783
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
48,761
Xcel Energy, Inc.
$ 3,184,093
0.3
59,381,538
5.8
Total Common Stock
(Cost $506,601,600)
1,030,421,033
99.7
EXCHANGE-TRADED FUNDS : 0.1%
11,228  iShares Russell Mid-
Cap ETF
989,636
0.1
Total Exchange-Traded
Funds
(Cost $914,939)
989,636
0.1
OTHER
(4)
: —%
Communication Services : —%
14,786
(5)(6)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
RIGHTS : 0.0%
Real Estate : 0.0%
302
(1)(2)
Seaport Entertainment
Group, Inc.
891
0.0
Total Rights
(Cost $—)
891
0.0
Total Long-Term
Investments
(Cost $507,516,539)
1,031,411,560
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.7%
2,089,311
(7)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,089,597,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$2,131,097, due
10/01/27-01/01/57)
2,089,311
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,089,311
(7)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,089,597,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$2,131,097, due
05/01/26-08/20/74)
$ 2,089,311
0.2
1,296,115
(7)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,296,293,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,321,914, due
07/31/25-08/01/54)
1,296,115
0.1
2,089,311
(7)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,089,597,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$2,131,097, due
07/15/28-09/01/54)
2,089,311
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
67,105
(7)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase Amount
$67,114, collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $68,447, due
10/01/24-09/09/49)
$ 67,105
0.0
Total Repurchase
Agreements
(Cost $7,631,153)
7,631,153
0.7
Time Deposits : 0.1%
200,000
(7)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 200,000
0.1
200,000
(7)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 200,000
0.0
200,000
(7)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 200,000
0.0
200,000
(7)
Royal Bank of Canada,
4.830
%,
10/01/2024 200,000
0.0
200,000
(7)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 200,000
0.0
200,000
(7)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 200,000
0.0
Total Time Deposits
(Cost $1,200,000)
1,200,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,828,000
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,828,000) $ 1,828,000 0.2
Total Short-Term
Investments
(Cost $10,659,153)
10,659,153
1.0
Total Investments in
Securities
(Cost $518,175,692) $ 1,042,070,713 100.8
Liabilities in Excess
of Other Assets (8,166,941) (0.8)
Net Assets $ 1,033,903,772 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 1,030,421,033 $ — $ — $ 1,030,421,033
Exchange-Traded Funds 989,636 — — 989,636
Rights 891 — — 891
Short-Term Investments 1,828,000 8,831,153 — 10,659,153
Total Investments, at fair value $ 1,033,239,560 $ 8,831,153 $ — $ 1,042,070,713
Other Financial Instruments+
Futures 65,676 — — 65,676
Total Assets $ 1,033,305,236 $ 8,831,153 $ — $ 1,042,136,389
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 648,468 $ 70,672 $ (39,302) $ 24,586 $ 704,424 $ 10,793 $ 29,583 $ —
$ 648,468 $ 70,672 $ (39,302) $ 24,586 $ 704,424 $ 10,793 $ 29,583 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2024, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
At September 30, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 10 12/20/24 $ 3,148,600 $ 65,676
$ 3,148,600 $ 65,676
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 562,092,545
Gross Unrealized Depreciation (38,197,525)
Net Unrealized Appreciation $ 523,895,020